Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Debt Disclosure [Abstract]
Interest on financing agreements	$ 37,228	$ 47,183
Less: Interest capitalized	(736)	(500)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss	(551)	(2,792)
Amortization of debt (loan & lease) issuance costs	1,633	1,691
Other bank and finance charges	559	530
Interest and finance costs	$ 38,133	$ 46,112